Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Asset retirement obligations	$ 7,690	$ 6,908	$ 6,806	$ 5,861
Lease liabilities	1,555	1,540
Share-based compensation	780	832	$ 489	$ 160
Transportation and processing contracts	87	159
Risk management	4	3
Other	73	92
Other liabilities	10,189	9,534
Less: current portion	1,503	1,373
Other long-term liabilities	$ 8,686	$ 8,161